Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Harbor Funds II
Entity Central Index Key	0001994489
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000247204
Shareholder Report [Line Items]
Fund Name	Embark Commodity Strategy Fund (Consolidated)
Class Name	Retirement Class
Trading Symbol	ECSQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Embark Commodity Strategy Fund (Consolidated) ("Fund") for the period of January 23, 2024 (commencement of operations) to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Retirement Class	$57	0.71%

Footnote	Description
Footnote*	The Fund has less than one year of operations. Expenses would be higher if the Fund operated for a full year.
Footnote†	Annualized

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

Performance Summary

The Retirement Class returned 6.06% since inception on January 23, 2024 through the period ended October 31, 2024, while the Bloomberg Commodity  Index returned 4.62% during the same period.

Top contributors to relative performance included:

• Security selection in the Precious Metals, Softs, and Energy commodity sectors.

• Positions in Natural Gas, Gold, and Cocoa.

Top detractors from relative performance included:

• Security selection in the Livestock and Industrial Metals commodity sectors.

• Positions in Heating Oil, Brent Crude, and WTI Crude.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance shown is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Retirement Class	S&P 500 Index	Bloomberg Commodity Index
Jan-24	$10,000	$10,000	$10,000
Jan-24	$10,130	$9,963	$10,110
Feb-24	$9,960	$10,495	$9,961
Mar-24	$10,383	$10,833	$10,291
Apr-24	$10,654	$10,390	$10,567
May-24	$10,754	$10,905	$10,753
Jun-24	$10,612	$11,297	$10,588
Jul-24	$10,268	$11,434	$10,160
Aug-24	$10,278	$11,712	$10,165
Sep-24	$10,688	$11,962	$10,659
Oct-24	$10,606	$11,853	$10,462

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Life of Class 01/23/2024
Retirement Class	-	-	6.06%
S&P 500 Index	-	-	18.53%
Bloomberg Commodity Index	-	-	4.62%

Performance Inception Date	Jan. 23, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 2,924,006,000
Holdings Count | Holding	635
Advisory Fees Paid, Amount	$ 7,295,000
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (in thousands)	$2,924,006
Number of Investments (includes derivatives)	635
Total Net Advisory Fees Paid (in thousands)	$7,295
Portfolio Turnover Rate	34%

Holdings [Text Block]

Sector Allocation (% of Investments)

(excludes derivatives)

U.S. Treasury Bills	87.0%
Financials	6.1%
Consumer Staples	2.0%
Communication Services	1.7%
Consumer Discretionary	1.0%
Industrials	0.9%
Information Technology	0.7%
Utilities	0.7%

Risk AllocationFootnote Reference* (% of Notional Value)

Commodities Sector

Precious Metals	27.0%
Energy	26.0%
Grains and Soybean Products	16.1%
Industrial Metals	14.8%
Softs	11.5%
Livestock	4.6%
Footnote	Description
Footnote*	Based on the net notional value of the futures contracts (including the futures contracts that make up the underlying reference index of the swap contracts).

C000247205
Shareholder Report [Line Items]
Fund Name	Embark Commodity Strategy Fund (Consolidated)
Class Name	Institutional Class
Trading Symbol	ECSWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Embark Commodity Strategy Fund (Consolidated) ("Fund") for the period of January 23, 2024 (commencement of operations) to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Institutional Class	$63	0.79%
Footnote	Description
Footnote*	The Fund has less than one year of operations. Expenses would be higher if the Fund operated for a full year.
Footnote†	Annualized

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

Performance Summary

The Institutional Class returned 6.12% since inception on January 23, 2024 through the period ended October 31, 2024, while the Bloomberg Commodity  Index returned 4.62% during the same period.

Top contributors to relative performance included:

• Security selection in the Precious Metals, Softs, and Energy commodity sectors.

• Positions in Natural Gas, Gold, and Cocoa.

Top detractors from relative performance included:

• Security selection in the Livestock and Industrial Metals commodity sectors.

• Positions in Heating Oil, Brent Crude, and WTI Crude.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance shown is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Institutional Class	S&P 500 Index	Bloomberg Commodity Index
Jan-24	$10,000	$10,000	$10,000
Jan-24	$10,130	$9,963	$10,110
Feb-24	$9,960	$10,495	$9,961
Mar-24	$10,383	$10,833	$10,291
Apr-24	$10,663	$10,390	$10,567
May-24	$10,764	$10,905	$10,753
Jun-24	$10,619	$11,297	$10,588
Jul-24	$10,275	$11,434	$10,160
Aug-24	$10,286	$11,712	$10,165
Sep-24	$10,693	$11,962	$10,659
Oct-24	$10,612	$11,853	$10,462

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Life of Class 01/23/2024
Institutional Class	-	-	6.12%
S&P 500 Index	-	-	18.53%
Bloomberg Commodity Index	-	-	4.62%

Performance Inception Date	Jan. 23, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 2,924,006,000
Holdings Count | Holding	635
Advisory Fees Paid, Amount	$ 7,295,000
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (in thousands)	$2,924,006
Number of Investments (includes derivatives)	635
Total Net Advisory Fees Paid (in thousands)	$7,295
Portfolio Turnover Rate	34%

Holdings [Text Block]

Sector Allocation (% of Investments)

(excludes derivatives)

U.S. Treasury Bills	87.0%
Financials	6.1%
Consumer Staples	2.0%
Communication Services	1.7%
Consumer Discretionary	1.0%
Industrials	0.9%
Information Technology	0.7%
Utilities	0.7%

Risk AllocationFootnote Reference* (% of Notional Value)

Commodities Sector

Precious Metals	27.0%
Energy	26.0%
Grains and Soybean Products	16.1%
Industrial Metals	14.8%
Softs	11.5%
Livestock	4.6%
Footnote	Description
Footnote*	Based on the net notional value of the futures contracts (including the futures contracts that make up the underlying reference index of the swap contracts).

C000247206
Shareholder Report [Line Items]
Fund Name	Embark Small Cap Equity Fund
Class Name	Retirement Class
Trading Symbol	ESCQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Embark Small Cap Equity Fund ("Fund") for the period of January 30, 2024 (commencement of operations) to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Retirement Class	$48	0.61%
Footnote	Description
Footnote*	The Fund has less than one year of operations. Expenses would be higher if the Fund operated for a full year.
Footnote†	Annualized

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

Performance Summary

The Retirement Class returned 7.60% since inception on January 30, 2024 through the period ended October 31, 2024, while the Russell 2000® Index returned 11.20% during the same period.

Top contributors to relative performance included:

• Security selection in the Consumer Staples, Financials and Health Care sectors.

• Positions in Sprouts Farmers Market, Inc., RadNet, Inc., and Lantheus Holdings, Inc.

Top detractors from relative performance included:

• Security selection in the Industrials, Communication Services, and Energy sectors.

• Positions in Par Pacific Holdings, Inc., indie Semiconductor, Inc., and Topgolf Callaway Brands Corp.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance shown is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Retirement Class	S&P 500 Index	Russell 2000® Index
Jan-24	$10,000	$10,000	$10,000
Jan-24	$9,790	$9,839	$9,755
Feb-24	$10,300	$10,365	$10,307
Mar-24	$10,750	$10,698	$10,676
Apr-24	$10,050	$10,261	$9,924
May-24	$10,520	$10,770	$10,422
Jun-24	$10,320	$11,156	$10,326
Jul-24	$11,110	$11,292	$11,375
Aug-24	$10,970	$11,566	$11,205
Sep-24	$11,020	$11,813	$11,283
Oct-24	$10,760	$11,706	$11,120

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Life of Class 01/30/2024
Retirement Class	-	-	7.60%
S&P 500 Index	-	-	17.06%
Russell 2000® Index	-	-	11.20%

Performance Inception Date	Jan. 30, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 1,695,092,000
Holdings Count | Holding	345
Advisory Fees Paid, Amount	$ 3,744,000
InvestmentCompanyPortfolioTurnover	71.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (in thousands)	$1,695,092
Number of Investments	345
Total Net Advisory Fees Paid (in thousands)	$3,744
Portfolio Turnover Rate	71%

Holdings [Text Block]

Sector Allocation (% of Investments)

Value	Value
Industrials	22.2%
Health Care	16.5%
Consumer Discretionary	13.0%
Information Technology	12.6%
Financials	12.4%
Materials	5.0%
Communication Services	4.9%
Consumer Staples	4.6%
Energy	4.5%
Real Estate	3.5%
Utilities	0.8%

C000247207
Shareholder Report [Line Items]
Fund Name	Embark Small Cap Equity Fund
Class Name	Institutional Class
Trading Symbol	ESCWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Embark Small Cap Equity Fund ("Fund") for the period of January 30, 2024 (commencement of operations) to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Institutional Class	$54	0.69%
Footnote	Description
Footnote*	The Fund has less than one year of operations. Expenses would be higher if the Fund operated for a full year.
Footnote†	Annualized

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

Performance Summary

The Institutional Class returned 7.60% since inception on January 30, 2024 through the period ended October 31, 2024, while the Russell 2000® Index returned 11.20% during the same period.

Top contributors to relative performance included:

• Security selection in the Consumer Staples, Financials and Health Care sectors.

• Positions in Sprouts Farmers Market, Inc., RadNet, Inc., and Lantheus Holdings, Inc.

Top detractors from relative performance included:

• Security selection in the Industrials, Communication Services, and Energy sectors.

• Positions in Par Pacific Holdings, Inc., indie Semiconductor, Inc., and Topgolf Callaway Brands Corp.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance shown is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Institutional Class	S&P 500 Index	Russell 2000® Index
Jan-24	$10,000	$10,000	$10,000
Jan-24	$9,790	$9,839	$9,755
Feb-24	$10,300	$10,365	$10,307
Mar-24	$10,750	$10,698	$10,676
Apr-24	$10,050	$10,261	$9,924
May-24	$10,530	$10,770	$10,422
Jun-24	$10,320	$11,156	$10,326
Jul-24	$11,110	$11,292	$11,375
Aug-24	$10,970	$11,566	$11,205
Sep-24	$11,010	$11,813	$11,283
Oct-24	$10,760	$11,706	$11,120

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Life of Class 01/30/2024
Institutional Class	-	-	7.60%
S&P 500 Index	-	-	17.06%
Russell 2000® Index	-	-	11.20%

Performance Inception Date	Jan. 30, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 1,695,092,000
Holdings Count | Holding	345
Advisory Fees Paid, Amount	$ 3,744,000
InvestmentCompanyPortfolioTurnover	71.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (in thousands)	$1,695,092
Number of Investments	345
Total Net Advisory Fees Paid (in thousands)	$3,744
Portfolio Turnover Rate	71%

Holdings [Text Block]

Sector Allocation (% of Investments)

Value	Value
Industrials	22.2%
Health Care	16.5%
Consumer Discretionary	13.0%
Information Technology	12.6%
Financials	12.4%
Materials	5.0%
Communication Services	4.9%
Consumer Staples	4.6%
Energy	4.5%
Real Estate	3.5%
Utilities	0.8%